Derivatives (Details 4) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Designated as Hedging Instrument | Cash Flow Hedge | Foreign exchange forward contracts
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in accumulated other comprehensive income	¥ (1,075)	¥ (229)	¥ 277
Designated as Hedging Instrument | Cash Flow Hedge | Foreign exchange forward contracts | Cost of Sales
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) reclassified from accumulated other comprehensive income into income (effective portion)	47	241	81
Designated as Hedging Instrument | Cash Flow Hedge | Interest rate swap agreement
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in accumulated other comprehensive income	8	(5)	(6)
Designated as Hedging Instrument | Cash Flow Hedge | Interest rate swap agreement | Interest Expense
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) reclassified from accumulated other comprehensive income into income (effective portion)	(3)	(7)	(4)
Designated as Hedging Instrument | Cash Flow Hedge | Commodity futures
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in accumulated other comprehensive income	19	(32)	(102)
Designated as Hedging Instrument | Cash Flow Hedge | Commodity futures | Cost of Sales
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) reclassified from accumulated other comprehensive income into income (effective portion)	(61)	(212)	(183)
Not Designated as Hedging Instrument | Foreign exchange forward contracts | Foreign Exchange
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in income	(336)	23	22
Not Designated as Hedging Instrument | Currency option contracts | Foreign Exchange
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in income	¥ (7)	¥ 18	¥ 40